Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)(1)			Compensation Actually Paid to PEO(2)			Average SCT Total for Non-PEO Named Executive Officers (NEOs)(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Year-over-Year Change in Modified SG&A (4) (%)
	Emile Haddad	Lynn Jochim	Daniel Hedigan	Emile Haddad	Lynn Jochim	Daniel Hedigan			Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	$—	$1,062,847	$2,932,483	$—	$265,924	$2,448,415	$1,555,414	$603,799	$33.53	$136.96	$(34,774)	(27)%
2021	9,166,042	4,417,485	—	8,701,796	4,155,521	—	3,648,985	3,387,021	94.10	192.00	13,310	(2)%
2020	6,009,342	—	—	5,823,048	—	—	2,552,545	2,392,150	78.56	127.81	1,094	(18)%

Company Selected Measure Name	Modified SG&A Expense
Named Executive Officers, Footnote [Text Block]	For 2022, PEOs were Daniel Hedigan (CEO) and Lynn Jochim (former President and COO), and other NEOs were Michael Alvarado, Greg McWilliams, Erik Higgins, and Leo Kij. For 2021, the PEOs were Emile Haddad (former President and CEO) and Lynn Jochim (former President and COO), and other NEOs were Michael Alvarado and Greg McWilliams. For 2020, the PEO was Emile Haddad (former President and CEO), and other NEOs were Michael Alvarado, Lynn Jochim and Erik Higgins. Mr. Haddad's 2021 SCT amount and Ms. Jochim's 2022 SCT amount include payments received under their respective Advisory Agreements.
Peer Group Issuers, Footnote [Text Block]	Reflects TSR indexed to $100 for the S&P Homebuilders Select Industry Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:
Reconciliation of Equity Component of CAP—PEOs:

	2021	2020
First PEO (Emile Haddad) - SCT Totals	$9,166,042	$6,009,342
(Deduct):
Fair value of equity awards granted during the year from the SCT	(3,190,473)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	2,595,236	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(5,526)	(378,642)
Change in fair value of equity awards granted in prior years that vested during the year	136,517	192,348
Equity awards granted in prior years that were forfeited during the year	—	—
Total Equity Award Related Adjustments	2,726,227	(186,294)
CAP Totals	8,701,796	5,823,048

	2022	2021
Second PEO (Lynn Jochim) - SCT Totals	$1,062,847	$4,417,485
(Deduct):
Fair value of equity awards granted during the year from the SCT	—	(1,907,141)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	—	1,557,141
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(798,355)	(3,315)
Change in fair value of equity awards granted in prior years that vested during the year	1,432	91,351
Equity awards granted in prior years that were forfeited during the year	—	—
Total Equity Award Related Adjustments	(796,923)	1,645,177
CAP Totals	265,924	4,155,521

2022
Third PEO (Daniel Hedigan) - SCT Totals	$2,932,483
(Deduct):
Fair value of equity awards granted during the year from the SCT	(800,000)
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	315,932
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—
Change in fair value of equity awards granted in prior years that vested during the year	—
Equity awards granted in prior years that were forfeited during the year	—
Total Equity Award Related Adjustments	315,932
CAP Totals	2,448,415

Non-PEO NEO Average Total Compensation Amount	$ 1,555,414	$ 3,648,985	$ 2,552,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 603,799	3,387,021	2,392,150
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Equity Component of CAP—NEOs:

	2022	2021	2020
Non-PEO NEOs Average SCT Totals	$1,555,414	$3,648,985	$2,552,545
(Deduct):
Change in pension value and nonqualified deferred compensation earnings from the SCT	—	—	(22,203)
Fair value of equity awards granted during the year from the SCT	(332,291)	(1,907,141)	—
Add (subtract) Equity Award Adjustments:
Fair value at year end of equity awards granted during the year	88,802	1,557,141	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(399,177)	(3,315)	(243,933)
Change in fair value of equity awards granted in prior years that vested during the year	1,101	91,351	105,741
Equity awards granted in prior years that were forfeited during the year	(310,050)	—	—
Total Equity Award Related Adjustments	(619,324)	1,645,177	(138,192)
Non-PEO NEOs Average CAP Totals	603,799	3,387,021	2,392,150

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Performance
The following charts show graphically the relationships over the past years of the CAP Amounts for our PEOs and NEOs as compared to our cumulative TSR and Peer Group TSR, Net Income (Loss), and Modified SG&A Change:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 33.53	94.10	78.56
Peer Group Total Shareholder Return Amount	136.96	192.00	127.81
Net Income (Loss)	$ (34,774,000)	$ 13,310,000	$ 1,094,000
Company Selected Measure Amount	(0.27)	(0.02)	(0.18)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Modified SG&A Expense, a non-GAAP financial measure, is calculated as total SG&A expenses excluding any allocation for capitalized labor or management services.
Jochim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,062,847	$ 4,417,485
PEO Actually Paid Compensation Amount	$ 265,924	4,155,521
PEO Name	Lynn Jochim
Hedigan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,932,483
PEO Actually Paid Compensation Amount	$ 2,448,415
PEO Name	Daniel Hedigan
Haddad [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,166,042	$ 6,009,342
PEO Actually Paid Compensation Amount		$ 8,701,796	5,823,048
PEO Name		Emile Haddad
PEO [Member] | Jochim [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (796,923)	$ 1,645,177
PEO [Member] | Jochim [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,907,141)
PEO [Member] | Jochim [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,557,141
PEO [Member] | Jochim [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(798,355)	(3,315)
PEO [Member] | Jochim [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,432	91,351
PEO [Member] | Jochim [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Hedigan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,932
PEO [Member] | Hedigan [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(800,000)
PEO [Member] | Hedigan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,932
PEO [Member] | Hedigan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Hedigan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Hedigan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Haddad [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,726,227	(186,294)
PEO [Member] | Haddad [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,190,473)	0
PEO [Member] | Haddad [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,595,236	0
PEO [Member] | Haddad [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,526)	(378,642)
PEO [Member] | Haddad [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		136,517	192,348
PEO [Member] | Haddad [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(619,324)	1,645,177	(138,192)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	88,802	1,557,141	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(332,291)	(1,907,141)	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,177)	(3,315)	(243,933)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,101	91,351	105,741
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(310,050)	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (22,203)